Fair Value Measurements (Details) - EBP Salaried DPS Plan - Master Trust Balances - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 4,950,871
Master Trust | Fair Value Measured at Net Asset Value Per Share | U.S. equity index
EBP, Master Trust [Line Items]
Investments at fair value	1,932,637
Master Trust | Fair Value Measured at Net Asset Value Per Share | International equity index
EBP, Master Trust [Line Items]
Investments at fair value	362,459
Master Trust | Fair Value Measured at Net Asset Value Per Share | U.S. fixed income
EBP, Master Trust [Line Items]
Investments at fair value	$ 393,882
Master Trust A
EBP, Master Trust [Line Items]
Investments at fair value		$ 3,074,911
Master Trust A | Fair Value Measured at Net Asset Value Per Share | U.S. equity index
EBP, Master Trust [Line Items]
Investments at fair value		1,762,919
Master Trust A | Fair Value Measured at Net Asset Value Per Share | International equity index
EBP, Master Trust [Line Items]
Investments at fair value		276,084
Master Trust A | Fair Value Measured at Net Asset Value Per Share | U.S. fixed income
EBP, Master Trust [Line Items]
Investments at fair value		$ 357,788